                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-21485

Exact Name of Registrant
(as specified in charter):             Cohen & Steers Select Utility Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE          YIELD(a)
                                                ----------   --------------   ------------
COMMON STOCK                          120.44%(b)
  UTILITIES                           118.24%
    ELECTRIC -- INTEGRATED             92.88%
         Ameren Corp..........................   1,247,400   $   61,135,074       5.18%
         American Electric Power Co...........     409,000       13,930,540       4.11
         CINergy Corp.........................   1,239,300       50,216,436       4.74
         Cleco Corp...........................     246,700        5,254,710       4.23
         DTE Energy Co........................   1,154,600       52,511,208       4.53
         Dominion Resources...................     414,600       30,858,678       3.60
         Duke Energy Corp.....................   2,479,100       69,439,591       3.93
         E.ON AG (ADR)(c).....................     744,000       21,390,000       3.27
         Edison International.................   1,100,000       38,192,000       2.88
         Enel S.P.A., (ADR)c..................     151,100        7,254,311       4.50
         Entergy Corp.........................     696,350       49,204,091       3.06
         Exelon Corp..........................   1,435,464       65,873,443       3.49
         FirstEnergy Corp.....................     478,100       20,056,295       3.93
         FPL Group............................   1,167,000       46,855,050       3.54
         Hawaiian Electric Industries.........     890,700       22,730,664       4.86
         NiSource.............................     339,000        7,725,810       4.04
         PG&E Corp............................   1,454,000       49,581,400       3.52
         PPL Corp.............................     387,000       20,894,130       3.41
         Pacific Gas & Electric Co............      25,600          670,720       4.16
         Pinnacle West Capital Corp...........   1,044,600       44,405,946       4.47
         Progress Energy......................     423,750       17,776,313       5.63
         Public Service Enterprise Group......     811,400       44,132,046       4.12
         Puget Energy.........................     226,000        4,981,040       4.54
         SCANA Corp...........................     111,700        4,269,174       4.08
         Scottish Power plc (ADR)(c)..........     342,000       10,670,400       4.10
         Southern Co..........................   1,952,500       62,148,075       4.49
         TXU Corp.............................     495,000       39,416,850       2.83
         Xcel Energy..........................   2,230,000       38,311,400       4.83
                                                             --------------
                                                                899,885,395
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets applicable to common shares of the fund.
(c) (ADR) American Depositary Receipt.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    ELECTRIC -- DISTRIBUTION           12.39%
         Consolidated Edison..................     949,200   $   40,037,256       5.41%
         Energy East Corp.....................     224,700        5,891,634       4.20
         National Grid Transco plc (ADR)(c)...     701,300       32,785,775       4.56
         NSTAR................................     197,000       10,697,100       4.27
         Pepco Holdings.......................   1,459,200       30,628,608       4.76
                                                             --------------
                                                                120,040,373
                                                             --------------
    GAS -- DISTRIBUTION                 4.69%
         AGL Resources........................     261,000        9,116,730       3.55
         Atmos Energy Corp....................     460,500       12,433,500       4.59
         Sempra Energy........................     213,000        8,485,920       2.91
         Vectren Corp.........................     579,867       15,447,657       4.43
                                                             --------------
                                                                 45,483,807
                                                             --------------
    GAS -- INTEGRATED                   8.28%
         Equitable Resources..................     777,300       44,648,112       2.65
         KeySpan Corp.........................     912,400       35,556,228       4.67
                                                             --------------
                                                                 80,204,340
                                                             --------------
         TOTAL UTILITIES......................                1,145,613,915
                                                             --------------
    UTILITY -- FOREIGN                  1.00%
       ELECTRIC -- INTEGRATED
         RWE AG...............................     100,000        6,047,242       3.19
         Scottish and Southern Energy.........     217,900        3,629,807       4.50
                                                             --------------
                                                                  9,677,049
                                                             --------------
    TELECOMMUNICATION SERVICES          1.20%
         FairPoint Communications.............     780,000       11,676,600      10.02
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $1,026,299,154).......                1,166,967,564
                                                             --------------
PREFERRED SECURITIES -- $25 PAR VALUE  19.22%
  BANK                                  0.56%
         Chevy Chase Bank, 8.00%, Series C....      87,100        2,421,380       7.19
         First Republic Bank, 6.70%,
            Series A..........................     118,700        3,003,110       6.65
                                                             --------------
                                                                  5,424,490
                                                             --------------
  BANK -- FOREIGN                       0.12%
         Northern Rock, 8.00% Series..........      45,000        1,128,884       7.97
                                                             --------------

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
  INSURANCE                             0.11%
         RenaissanceRE Holdings Ltd., 6.08%,
            Series C..........................      46,100   $    1,087,960       6.41%
                                                             --------------
  MEDIA                                 0.37%
         Liberty Media Corp., 8.75%
            (CBTCS)(b)........................      22,100          562,445       8.60
         Liberty Media Corp., 8.75%
            (PPLUS)(c)........................      20,700          530,541       8.53
         Shaw Communications, 8.50%, Series B
            (COPrS)(a)........................      99,600        2,502,948       8.46
                                                             --------------
                                                                  3,595,934
                                                             --------------
  REAL ESTATE                          16.09%
    DIVERSIFIED                         2.44%
         Bedford Property Investors, 7.625%,
            Series B..........................     205,350        5,113,215       7.66
         Digital Realty Trust, 8.50%,
            Series A..........................      56,000        1,456,000       8.17
         Forest City Enterprises, 7.375%,
            Class A...........................      80,800        2,036,160       7.32
         iStar Financial, 7.875%, Series E....     270,700        6,881,194       7.74
         iStar Financial, 7.80%, Series F.....     132,000        3,412,200       7.54
         iStar Financial, 7.50%, Series I.....     113,940        2,831,409       7.55
         Lexington Corporate Properties Trust,
            8.05%, Series B...................      75,000        1,963,500       7.69
                                                             --------------
                                                                 23,693,678
                                                             --------------
    HEALTH CARE                         2.21%
         Health Care REIT, 7.875%, Series D...      72,550        1,817,377       7.86
         Health Care REIT, 7.625%, Series F...     218,800        5,470,000       7.62
         LTC Properties, 8.00%, Series F......     547,713       14,092,655       7.77
                                                             --------------
                                                                 21,380,032
                                                             --------------
    HOTEL                               1.40%
         Ashford Hospitality Trust, 8.55%,
            Series A..........................     156,500        4,144,120       8.07
         Equity Inns, 8.75%, Series B.........      75,900        1,952,907       8.52
         Host Marriott Corp., 8.875%,
            Series E..........................     100,000        2,695,000       8.23
         Innkeepers USA, 8.00%, Series C......     189,400        4,753,940       7.97
                                                             --------------
                                                                 13,545,967
                                                             --------------

-------------------
(a) (COPrS) Canadian Origin Preferred Securities
(b) (CBTCS) Corporate Backed Trust Certificates
(c) (PPLUS) Preferred Plus Trust

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    OFFICE                              4.75%
         Alexandria Real Estate Equities,
            8.375%, Series C..................     514,000   $   13,489,930       8.05%
         Brandywine Realty Trust, 7.50%,
            Series C..........................      75,819        1,880,311       7.56
         Corporate Office Properties Trust,
            8.00%, Series G...................      38,486          965,999       7.97
         CRT Properties, 8.50%, Series A......      35,335          918,710       8.17
         Highwoods Properties, 8.00%,
            Series B..........................      26,435          661,404       7.99
         Highwoods Properties, 8.00%,
            Series D..........................      33,058          826,450       8.00
         Maguire Properties, 7.625%,
            Series A..........................     495,626       12,316,306       7.67
         SL Green Realty Corp., 7.625%,
            Series C..........................     247,000        6,261,450       7.55
         SL Green Realty Corp., 7.875%,
            Series D..........................     347,333        8,742,372       7.82
                                                             --------------
                                                                 46,062,932
                                                             --------------
    OFFICE/INDUSTRIAL                   1.01%
         PS Business Parks, 7.00%, Series H...      75,700        1,837,996       7.20
         PS Business Parks, 6.875%,
            Series I..........................      54,950        1,272,642       7.42
         PS Business Parks, 7.95%, Series K...     252,000        6,640,200       7.54
                                                             --------------
                                                                  9,750,838
                                                             --------------
    RESIDENTIAL -- APARTMENT            0.54%
         Apartment Investment & Management
            Co., 7.75%, Series U..............      30,000          735,600       7.90
         Apartment Investment & Management
            Co., 8.00%, Series V..............      87,000        2,170,650       8.02
         Apartment Investment & Management
            Co., 7.875%, Series Y.............      93,000        2,301,750       7.95
                                                             --------------
                                                                  5,208,000
                                                             --------------
    SHOPPING CENTER                     2.53%
       COMMUNITY CENTER                 1.90%
         Cedar Shopping Centers, 8.875%,
            Series A..........................     300,000        7,875,000       8.45
         Developers Diversified Realty Corp.,
            7.375%, Series H..................      25,000          629,250       7.33
         Developers Diversified Realty Corp.,
            7.50%, Series I...................     302,000        7,613,420       7.44
         Kramont Realty Trust, 8.25%,
            Series E..........................      22,300          565,528       8.13
         Saul Centers, 8.00%, Series A........      67,500        1,711,800       7.89
                                                             --------------
                                                                 18,394,998
                                                             --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
       REGIONAL MALL                    0.63%
         CBL & Associates Properties,
            7.75%, Series C...................     126,931   $    3,236,740       7.60%
         Mills Corp., 9.00%, Series C.........      43,300        1,132,728       8.60
         Mills Corp., 8.75%, Series E.........      40,700        1,063,084       8.37
         Taubman Centers, 8.00%, Series G.....      25,000          647,500       7.72
                                                             --------------
                                                                  6,080,052
                                                             --------------
         TOTAL SHOPPING CENTER................                   24,475,050
                                                             --------------
    SPECIALTY                           1.21%
         Capital Automotive REIT, 6.75%.......     125,000        3,113,750       6.77
         Capital Automotive REIT, 7.50%,
            Series A..........................      95,102        2,353,774       7.58
         Capital Automotive REIT, 8.00%,
            Series B..........................     240,400        6,274,440       7.66
                                                             --------------
                                                                 11,741,964
                                                             --------------
         TOTAL REAL ESTATE....................                  155,858,461
                                                             --------------
  UTILITIES                             1.97%
    ELECTRIC -- INTEGRATED              1.36%
         Pacific Gas and Electric Co.,
            6.57%, Series.....................     240,833        6,141,241       6.49
         Southern California Edison Co.,
            7.23%, Series A...................      70,000        7,064,750       7.16
                                                             --------------
                                                                 13,205,991
                                                             --------------
    GAS -- DISTRIBUTION                 0.61%
         Southern Union Co., 7.55%,
            Series C..........................     222,500        5,942,975       7.07
                                                             --------------
         TOTAL UTILITIES......................                   19,148,966
                                                             --------------
              TOTAL PREFERRED SECURITIES --
                $25 PAR VALUE (Identified
                cost -- $180,733,902).........                  186,244,695
                                                             --------------
PREFERRED SECURITIES -- CAPITAL TRUST   5.36%
  DIVERSIFIED FINANCIAL SERVICES        1.59%
         Old Mutual Capital Funding,
            8.00%, due 5/29/49 (Eurobond).....  14,850,000       15,344,253       7.74
                                                             --------------
  ELECTRIC -- INTEGRATED                1.45%
         DPL Capital Trust II, 8.125%,
            due 9/1/31........................   3,000,000        3,472,260       7.02
         Duquesne Light Co., 6.50%,
            Series H..........................     194,900       10,576,248       6.03
                                                             --------------
                                                                 14,048,508
                                                             --------------

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
  FOOD                                  1.03%
         Dairy Farmers of America, 7.875%,
            144A(a)...........................      70,000   $    7,107,940       7.76%
         Gruma S.A., 7.75%, due 12/29/49,
            144A(a)...........................   3,000,000        2,871,807       8.10
                                                             --------------
                                                                  9,979,747
                                                             --------------

  INSURANCE -- MULTI-LINE               0.88%
         AFC Capital Trust I, 8.207%, due
            2/3/27, Series B..................   8,000,000        8,537,968       7.69
                                                             --------------
  OIL -- EXPLORATION AND PRODUCTION     0.41%
         Pemex Project Funding Master Trust,
            7.75%, due 9/29/49................   4,000,000        3,975,356       7.80
                                                             --------------
             TOTAL PREFERRED SECURITIES --
               CAPITAL TRUST (Identified
               cost -- $50,621,266)                              51,885,832
                                                             --------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
CORPORATE BOND                          4.81%
  AUTOMOTIVE                            0.20%
         General Motors Corp., 9.40%,
            due 7/15/21.......................     $ 2,000,000        1,884,908
                                                                 --------------
  MEDIA                                 1.45%
         Cablevision Systems New York Group,
            8.00%, due 4/15/12, 144A..........       4,500,000        4,646,250
         CSC Holdings, 7.875%, due 2/15/18....       2,500,000        2,662,500
         Liberty Media Corp., 8.25%,
            due 2/1/30........................       1,500,000        1,525,082
         Rogers Cable, 8.75%, due 5/01/32.....       4,500,000        5,242,500
                                                                 --------------
                                                    13,000,000       14,076,332
                                                                 --------------
  CELLULAR TELECOMMUNICATIONS           0.15%
         Rogers Wireless Communications,
            7.50%, due 3/15/15, 144A..........       1,400,000        1,452,500
                                                                 --------------
  INSURANCE                             0.77%
         Liberty Mutual Insurance,
            7.697%, due 10/15/97..............       7,000,000        7,487,438
                                                                 --------------

-------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                   -----------   --------------
  MEDICAL -- HOSPITALS                  1.12%
         Columbia/HCA, 8.36%, due 4/15/24.....     $ 3,000,000   $    3,301,218
         Columbia/HCA, 7.75%, due 7/15/36.....       1,000,000        1,032,860
         Columbia/HCA, 7.50%, due 11/15/95....       6,800,000        6,558,491
                                                                 --------------
                                                                     10,892,569
                                                                 --------------
  SPECIAL PURPOSE ENTITY                0.18%
         Valor Telecom Enterprise, 7.75%,
            due 02/15/15(a)...................       1,750,000        1,697,500
                                                                 --------------
  TELEPHONE -- INTEGRATED               0.94%
         Citizens Communications Co.,
            9.00%, due 8/15/31................       8,700,000        9,091,500
                                                                 --------------
              TOTAL CORPORATE BOND
                (Identified cost --
                $46,585,076)..................                       46,582,747
COMMERCIAL PAPER                        0.34%
         Prudential FDG Corp., 2.12%, due
            04/01/05 (Identified cost --
            $3,314,000).......................       3,314,000        3,314,000
                                                                 --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,307,553,398)............ 150.17%                     1,454,994,838(b)

OTHER ASSETS IN EXCESS OF
  LIABILITIES........................   0.61%                         5,906,000
LIQUIDATION VALUE OF AUCTION MARKET
  PREFERRED SHARES: SERIES M7,
  SERIES T7, SERIES W7, SERIES TH28,
  SERIES F7 (Equivalent to $25,000
  per share based on 3,400 shares
  outstanding per class) AND SERIES
  T28 (Equivalent to $25,000
  per share based on 2,680 shares
  outstanding)....................... (50.78)%                      (492,000,000)
                                      ------                      --------------
NET ASSETS APPLICABLE TO COMMON SHARES
  (Equivalent to $22.37 per share
  based on 43,320,750 shares of
  capital stock outstanding)......... 100.00%                     $  968,900,838
                                      ======                      ==============

-------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.
(b) At March 31, 2005, net unrealized appreciation was $147,441,440 based on cost for federal income tax purposes of $1,307,553,398. This consisted of aggregate gross unrealized appreciation on investments of $154,067,638 and aggregate gross unrealized depreciation on investments of $6,626,198.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

The fund has entered into interest rate swap agreements with Merrill Lynch Derivative Products AG, UBS AG, and Royal Bank of Canada. Under the agreements the fund receives a floating rate and pays a respective fixed rate. Details of the swaps at March 31, 2005 are as follows:

                              NOTIONAL     FIXED    FLOATING RATE(a)                      UNREALIZED
       COUNTERPARTY            AMOUNT       RATE    (RESET MONTHLY)   TERMINATION DATE   APPRECIATION
---------------------------    ------       ----    ----------------  ----------------   ------------
Merrill Lynch Derivative
  Products AG..............  $40,000,000   3.822%        2.69%          June 1, 2008      $  559,963
Merrill Lynch Derivative
  Products AG..............  $40,000,000   3.995%       2.745%          July 7, 2009         681,944
Merrill Lynch Derivative
  Products AG..............  $35,000,000   4.085%        2.85%          May 27, 2009         470,621
Royal Bank of Canada.......  $35,000,000   3.890%        2.85%          May 19, 2008         423,030
Royal Bank of Canada.......  $30,000,000   4.077%        2.69%          June 1, 2009         373,917
UBS AG.....................  $32,500,000   3.977%        2.83%         June 17, 2008         318,069
                                                                                          ----------
                                                                                          $2,827,543
                                                                                          ----------
                                                                                          ----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2005.

--------------------------------------------------------------------------------
                                       9

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
         Name: Robert H. Steers
         Title: Chairman

         Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                    By:  /s/ Martin Cohen
    --------------------------------             ---------------------------------------
    Name: Robert H. Steers                      Name: Martin Cohen
    Title: Chairman, Secretary                  Title: President, Treasurer
             and principal executive officer             and principal financial officer

    Date: May 27, 2005

                                       11